Revenue (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from contracts with customers		€ 772,009	€ 740,897	€ 609,469
Revenue from contributions		9,417	10,551	8,565
Total revenue		781,426	751,448	618,034
At a point in time
Revenue
Revenue from contracts with customers		88,587	62,502	85,460
Over a period of time
Revenue
Revenue from contracts with customers		683,421	678,395	524,009
Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		726,929	673,436	522,189
Recharges
Revenue
Revenue from contracts with customers	[1]	37,561	44,436	35,991
Compound access fees
Revenue
Revenue from contracts with customers		2,059	2,573	1,575
Milestone fees
Revenue
Revenue from contracts with customers		4,785	18,066	49,469
Licences
Revenue
Revenue from contracts with customers		675	2,386	245
EVT Execute
Revenue
Revenue from contracts with customers		505,125	536,167	462,487
Revenue from contributions		9,417	10,551	8,565
Total revenue		514,542	546,718	471,052
EVT Execute | At a point in time
Revenue
Revenue from contracts with customers		77,763	44,722	38,336
EVT Execute | Over a period of time
Revenue
Revenue from contracts with customers		427,361	491,445	424,151
EVT Execute | Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		472,205	488,168	422,619
EVT Execute | Recharges
Revenue
Revenue from contracts with customers	[1]	30,496	38,668	34,104
EVT Execute | Compound access fees
Revenue
Revenue from contracts with customers		1,283	1,464	1,532
EVT Execute | Milestone fees
Revenue
Revenue from contracts with customers		1,026	6,054	4,232
EVT Execute | Licences
Revenue
Revenue from contracts with customers		116	1,813
EVT Innovate
Revenue
Revenue from contracts with customers		266,884	204,730	146,982
Total revenue		266,884	204,730	146,982
EVT Innovate | At a point in time
Revenue
Revenue from contracts with customers		10,824	17,780	47,124
EVT Innovate | Over a period of time
Revenue
Revenue from contracts with customers		256,060	186,950	99,858
EVT Innovate | Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		254,724	185,268	99,570
EVT Innovate | Recharges
Revenue
Revenue from contracts with customers	[1]	7,065	5,768	1,887
EVT Innovate | Compound access fees
Revenue
Revenue from contracts with customers		776	1,109	43
EVT Innovate | Milestone fees
Revenue
Revenue from contracts with customers		3,759	12,012	45,237
EVT Innovate | Licences
Revenue
Revenue from contracts with customers		€ 559	€ 573	€ 245

[1]	Comprises of material re-charges to the customer